Income Tax Expense - Disclosure of Deferred Tax Assets Liability Adjustments (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets for tax losses not recognised comprises:
Carried forward tax losses benefit	$ 195,098,009	$ 176,871,263	$ 142,688,221
Total deferred tax assets for tax losses not recognized	$ 43,593,823	$ 38,171,321	$ 35,493,421